ACCRUED LIABILITIES AND OTHER CURRENT LIABILITIES (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accrued and Other Current Liabilities
Accrued research and development	$ 3,335,000	$ 3,471,000	$ 2,793,000
Other current liabilities	792,000	712,000	961,000
Total	4,127,000	4,183,000	3,754,000
Reversals of pre-clinical expense accruals	$ 400,000